Stock-Based Compensation - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested award, option, cost not yet recognized, amount	$ 5,000,000	$ 5,000,000	$ 6,800,000
2025 Company Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares)					150,916,885
2025 Company Incentive Plan | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for future issuance (in shares)					12,000,008
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ 700,000	$ 1,400,000	$ 3,500,000	$ 0
Options, grants in period, weighted average grant date fair value (in dollars per share)		$ 7.04	$ 0.9261